Warrant (Details) - Black Scholes Option Pricing Model [Member]	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2024 ¥ / shares
Credit Derivatives [Line Items]
Share Price | (per share)	$ 4.93	$ 3.55	$ 2.27	¥ 35.44
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.26%	3.95%	4.02%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	59.50%	60.60%	65.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | (per share)	$ 2,300	$ 11.50	$ 11.50	¥ 16,533
Warrant life (yr)	2 years 8 months 15 days	3 years 8 months 15 days	4 years 8 months 15 days